Note 3 - Fair Value Measurements - Schedule of Fair Value Measurements (Details) - EBP 36-4007085 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Total investments		$ 297,236,972	$ 262,516,156
EBP, Employer, Common Stock [Member]
Total investments		5,489,532	6,357,464
Fair Value, Inputs, Level 1 [Member]
Total investments		77,260,510	66,737,208
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Total investments		63,121,349	53,180,315
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock [Member]
Total investments		5,489,532	6,357,464
Fair Value, Inputs, Level 1 [Member] | EBP, Self-Directed Brokerage Account [Member]
Total investments		8,649,629	7,199,429
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member]
Total investments		165,310	200,914
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Employer, Common Stock [Member]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Self-Directed Brokerage Account [Member]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Total investments		165,310	200,914
Fair Value, Inputs, Level 3 [Member]
Total investments		0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Total investments		0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Employer, Common Stock [Member]
Total investments		0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Self-Directed Brokerage Account [Member]
Total investments		0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Total investments		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Total investments		77,425,820	66,938,122
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Fund [Member]
Total investments		63,121,349	53,180,315
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | EBP, Employer, Common Stock [Member]
Total investments		5,489,532	6,357,464
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | EBP, Self-Directed Brokerage Account [Member]
Total investments		8,649,629	7,199,429
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Money Market Funds [Member]
Total investments		165,310	200,914
Fair Value Measured at Net Asset Value Per Share [Member] | Common Collective Trust [Member]
Total investments	[1]	218,387,629	194,262,839
Fair Value Measured at Net Asset Value Per Share [Member] | Stable Value Fund [Member]
Total investments	[1]	$ 1,423,523	$ 1,315,195

[1]	Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation of the fair value hierarchy to the investments at fair value line item presented in the statements of net assets available for benefits.